Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income available to common stockholders	$ 10,481	$ 8,163
Denominator for basic earnings per share - weighted average shares outstanding	6,407	6,397
Effect of dilutive common shares	31	30
Denominator for diluted earnings per share - adjusted weighted average shares outstanding	6,438	6,427
Basic earnings per share (in dollars per share)	$ 1.64	$ 1.28
Diluted earnings per share (in dollars per share)	$ 1.63	$ 1.27
Antidilutive shares excluded from computation of average dilutive earnings per share	199	126